Fixed Assets and Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2015
Fixed Assets and Intangible Assets, Net [Abstract]
Schedule of fixed assets and intangible assets, net

	December 31,	December 31,
	2015	2014
Computer equipment	$260,355	$256,610
Furniture and fixtures	98,160	142,856
Leasehold improvements	21,026	382,376
Software	10,968	10,968
Website domain name	139,025	124,938
Website costs	40,500	40,500
Equipment under capital leases	218,605	218,605
Total fixed assets and intangible assets	788,639	1,176,853
Less: Accumulated depreciation and amortization	(401,022)	(613,730)
Total fixed assets and intangible assets, net	$387,617	$563,123